Capital Commitments – Property. Plant and Equipment (Details Narrative) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Capital commitments	$ 0	$ 0